Earnings Per Share (Detail) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	236,296	644,146